Income Taxes - Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax [Abstract]
Income (loss) before income tax expenses	$ (1,977,123)	$ 407,904
Income tax computed at statutory EIT rate (25%)		102,124
Tax effect of preferential tax treatments		(40,849)
Effect of research and development credits		(92,721)
Effect of other non-deductible expenses		48,861
Current income tax expenses		17,415
Tax effect of deferred tax recognized	(1,703)	408
Total income tax expenses (benefits)	$ (1,703)	$ 17,823